Segment Information - Schedule of Revenue and Profit Information and Certain Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Disclosure of operating segments [line items]
Revenue	₨ 868,630	$ 11,876	₨ 835,446	₨ 909,012
Depreciation and amortisation	(81,178)	(1,110)	(100,490)	(96,146)
Cost of Sales and expenses	(595,015)	(8,135)	(625,343)	(668,414)
Other items	(3,145)	(43)	(1,525)	(1,847)
Impairment (Refer Note 14)			(148,022)	2,611
Asset under construction written off	(2,440)	(33)
Segment profit / (loss)	186,852	2,555	(39,934)	145,216
Investment and other income	32,177	440	25,714	31,540
Finance and other costs	(52,955)	(724)	(54,557)	(59,026)
Profit/(loss) before tax	166,074	2,271	(68,777)	117,730
Financial assets investments	1,532		911	48,865	$ 21	$ 12
Deferred tax asset	73,958		82,669	52,830	1,011
Short-term investments	281,775		327,210		3,853
Cash and cash equivalents (including restricted cash and cash equivalents)	49,563		51,558		678
Income tax assets	27,549		26,530		377
Loans to related party	70,712				967
Others	12,779		12,197		174
Total assets	1,771,111		1,755,405		24,216
Borrowings	569,222		579,475	662,262	7,783	$ 7,923
Current tax liabilities	2,792		1,894		38
Deferred tax liabilities	21,894		29,675	44,154	299
Others	21,554		32,164		296
Total liabilities	1,037,062		1,073,510		14,180
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	69,155	946	119,668	161,516
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	868,630	11,876	835,446	909,012
Segment profit / (loss)	273,615	$ 3,741	210,103	240,598
Total assets	1,253,243		1,254,330		17,135
Total liabilities	421,600		430,302		$ 5,764
Copper segment [member]
Disclosure of operating segments [line items]
Revenue	108,879		90,517	107,390
Depreciation and amortisation	(1,533)		(1,471)	(1,447)
Cost of Sales and expenses	(110,650)		(93,420)	(109,729)
Other items	(2,086)		(2,028)
Impairment (Refer Note 14)			(6,692)
Segment profit / (loss)	(5,372)		(13,085)	(3,786)
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	622		2,192	2,732
Copper segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	18		9
Copper segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	108,897		90,526	107,390
Segment profit / (loss)	(1,753)		(2,894)	(2,339)
Total assets	59,570		64,853
Total liabilities	43,277		45,368
Zinc India segment [member]
Disclosure of operating segments [line items]
Revenue	219,316		181,590	206,562
Depreciation and amortisation	(24,617)		(22,610)	(18,768)
Cost of Sales and expenses	(103,116)		(94,450)	(100,567)
Other items				0
Segment profit / (loss)	91,583		64,530	87,227
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	25,163		46,088	36,574
Zinc India segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	219,316		181,590	206,562
Segment profit / (loss)	116,200		87,140	105,995
Total assets	200,072		206,643
Total liabilities	47,217		47,650
Zinc International Segment [member]
Disclosure of operating segments [line items]
Revenue	27,290		31,275	27,383
Depreciation and amortisation	(3,211)		(6,329)	(4,287)
Cost of Sales and expenses	(19,190)		(27,477)	(20,421)
Other items	(40)		(42)
Segment profit / (loss)	4,849		(2,573)	2,675
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	3,754		7,552	15,939
Zinc International Segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	27,290		31,275	27,383
Segment profit / (loss)	8,100		3,798	6,962
Total assets	60,740		51,831
Total liabilities	10,672		12,266
Aluminium segment [member]
Disclosure of operating segments [line items]
Revenue	285,756		265,445	292,080
Depreciation and amortisation	(16,926)		(17,183)	(16,577)
Cost of Sales and expenses	(208,919)		(245,837)	(270,228)
Other items	950		1,681	0
Asset under construction written off	(1,811)
Segment profit / (loss)	59,736		4,434	5,481
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	17,135		14,187	15,265
Aluminium segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	686		328	206
Aluminium segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	286,442		265,773	292,286
Segment profit / (loss)	77,523		19,936	22,058
Total assets	477,070		486,545
Total liabilities	156,994		179,278
Power segment [member]
Disclosure of operating segments [line items]
Revenue	53,752		58,599	64,559
Depreciation and amortisation	(5,749)		(5,701)	(5,969)
Cost of Sales and expenses	(39,682)		(42,109)	(49,962)
Segment profit / (loss)	8,321		10,789	9,306
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	267		671	307
Power segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue				678
Power segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	53,752		58,599	65,237
Segment profit / (loss)	14,070		16,490	15,275
Total assets	163,620		174,210
Total liabilities	18,405		16,418
Iron Ore Segment [member]
Disclosure of operating segments [line items]
Revenue	44,875		34,500	29,033
Depreciation and amortisation	(2,208)		(2,413)	(2,455)
Cost of Sales and expenses	(27,108)		(26,318)	(22,793)
Impairment (Refer Note 14)			(1,201)	0
Segment profit / (loss)	15,968		4,698	3,866
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	985		1,081	377
Iron Ore Segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	409		130	81
Iron Ore Segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	45,284		34,630	29,114
Segment profit / (loss)	18,176		8,312	6,321
Total assets	33,039		34,450
Total liabilities	12,269		11,813
Oil and gas segment [member]
Disclosure of operating segments [line items]
Revenue	75,308		126,608	132,228
Depreciation and amortisation	(21,274)		(40,077)	(42,669)
Cost of Sales and expenses	(43,142)		(53,925)	(55,703)
Impairment (Refer Note 14)			(135,031)	2,611
Segment profit / (loss)	10,892		(102,425)	36,467
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	15,192		45,490	38,412
Oil and gas segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	75,308		126,608	132,228
Segment profit / (loss)	32,166		72,683	76,525
Total assets	181,108		155,551
Total liabilities	111,776		102,055
All other segments [member]
Disclosure of operating segments [line items]
Revenue	53,454		46,912	49,777
Depreciation and amortisation	(5,660)		(4,706)	(3,974)
Cost of Sales and expenses	(44,634)		(43,187)	(40,431)
Other items	(2,135)
Impairment (Refer Note 14)			(5,098)
Asset under construction written off	(629)
Segment profit / (loss)	709		(5,166)	5,827
Additions to property, plant and equipments, exploration and evaluation assets and intangible assets	6,019		2,373	51,910
All other segments [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	313		913	455
All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	53,767		47,825	50,232
Segment profit / (loss)	9,133		4,638	9,801
Total assets	78,024		80,247
Total liabilities	20,990		15,454
Elimination [member]
Disclosure of operating segments [line items]
Cost of Sales and expenses	1,426		1,380	1,420
Elimination [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(1,426)		(1,380)	(1,420)
Elimination [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	₨ (1,426)		₨ (1,380)	₨ (1,420)